Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	HARBOR FUNDS
Central Index Key	0000793769
Amendment Flag	false
Document Creation Date	Mar 5, 2013
Document Effective Date	Mar 5, 2013
Prospectus Date	Mar 1, 2013

Harbor Target Retirement Income Fund
Harbor Target Retirement Income Fund Fund Summary
Investment Objective
The Fund seeks current income and some capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Harbor Target Retirement Income Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		none	none	none
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses		none	none	0.12%
Acquired Fund Fees and Expenses	[1]	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses	[2]	0.59%	0.84%	0.96%
[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 51 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Harbor Target Retirement Income Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional	60	189	329	738
Administrative	86	268	466	1,037
Investor	98	306	531	1,178

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 21%.
Principal Investment Strategy
The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors currently in retirement. The Fund's assets are currently allocated among the following asset classes:

■ Fixed Income	75%
■ Domestic Equity	11%
■ International and Global Equity	9%
■ Short Term	5%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

Although the Fund is designed for investors currently in retirement and maintains a relatively static investment allocation, the Fund's actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's Asset Allocation.

The Fund's indirect bond holdings (approximately 80% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities; emerging markets debt; and derivative instruments that provide exposure to such securities. The Fund's indirect short-term investments consist of high-quality, short-term money market instruments.

The Fund's indirect stock holdings (approximately 20% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.
Principal Risks
The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses. There is no guarantee that the Fund will provide adequate income through retirement. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: For equity securities, markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 80% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising rates.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. Default risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 20% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund's investments in foreign securities may also be subject to foreign withholding taxes.

The recent global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	6.19%	2nd/2009
Worst Quarter	-4.71%	3rd/2011

Average Annual Total Returns — As of December 31, 2012
Average Annual Total Returns Harbor Target Retirement Income Fund	One Year	Five Years	Ten Years	Life of Fund	inception date
Institutional Class	10.87%			9.07%	Jan 2, 2009
Institutional Class After Taxes on Distributions	9.05%			6.38%	Jan 2, 2009
Institutional Class After Taxes on Distributions and Sale of Fund Shares	7.42%			6.50%	Jan 2, 2009
Administrative Class	10.88%			9.04%	Jan 2, 2009
Investor Class	11.00%			9.07%	Jan 2, 2009
Russell 3000�� (reflects no deduction for fees, expenses or taxes)	16.42%			15.26%
MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)	17.32%			9.99%
Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes)	4.22%			6.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Harbor Target Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Target Retirement Income Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income and some capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 21%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors currently in retirement. The Fund's assets are currently allocated among the following asset classes:

■ Fixed Income	75%
■ Domestic Equity	11%
■ International and Global Equity	9%
■ Short Term	5%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

Although the Fund is designed for investors currently in retirement and maintains a relatively static investment allocation, the Fund's actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's Asset Allocation.

The Fund's indirect bond holdings (approximately 80% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities; emerging markets debt; and derivative instruments that provide exposure to such securities. The Fund's indirect short-term investments consist of high-quality, short-term money market instruments.

		The Fund's indirect stock holdings (approximately 20% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses. There is no guarantee that the Fund will provide adequate income through retirement. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: For equity securities, markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 80% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising rates.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. Default risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 20% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund's investments in foreign securities may also be subject to foreign withholding taxes.

The recent global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	6.19%	2nd/2009
Worst Quarter	-4.71%	3rd/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Harbor Target Retirement Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%	[2]
One Year	rr_ExpenseExampleYear01	60
Three Years	rr_ExpenseExampleYear03	189
Five Years	rr_ExpenseExampleYear05	329
Ten Years	rr_ExpenseExampleYear10	738
2009	rr_AnnualReturn2009	13.68%
2010	rr_AnnualReturn2010	8.77%
2011	rr_AnnualReturn2011	3.20%
2012	rr_AnnualReturn2012	10.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.71%)
One Year	rr_AverageAnnualReturnYear01	10.87%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	9.07%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement Income Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[2]
One Year	rr_ExpenseExampleYear01	86
Three Years	rr_ExpenseExampleYear03	268
Five Years	rr_ExpenseExampleYear05	466
Ten Years	rr_ExpenseExampleYear10	1,037
One Year	rr_AverageAnnualReturnYear01	10.88%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	9.04%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[2]
One Year	rr_ExpenseExampleYear01	98
Three Years	rr_ExpenseExampleYear03	306
Five Years	rr_ExpenseExampleYear05	531
Ten Years	rr_ExpenseExampleYear10	1,178
One Year	rr_AverageAnnualReturnYear01	11.00%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	9.07%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement Income Fund | After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.05%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	6.38%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement Income Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.42%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	6.50%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement Income Fund | Russell 3000�� (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	15.26%
Harbor Target Retirement Income Fund | MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.32%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	9.99%
Harbor Target Retirement Income Fund | Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.22%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	6.13%

[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 51 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Harbor Target Retirement 2010 Fund
Harbor Target Retirement 2010 Fund Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Harbor Target Retirement 2010 Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		none	none	none
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses		none	none	0.12%
Acquired Fund Fees and Expenses	[1]	0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses	[2]	0.60%	0.85%	0.97%
[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 51 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Harbor Target Retirement 2010 Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional	61	192	335	750
Administrative	87	271	471	1,049
Investor	99	309	536	1,190

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 36%.
Principal Investment Strategy
The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors who have retired and left the workforce in 2010 (the target year) or within a few years thereof and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2010, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

■ Fixed Income	73%
■ Domestic Equity & Commodity	13%
■ International and Global Equity	9%
■ Short Term	5%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect bond holdings (approximately 73% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities. The Fund's indirect short-term investments consist of high-quality, short-term money market instruments.

The Fund's indirect stock holdings (approximately 22% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.
Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: For equity securities, markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 73% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising rates.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. Default risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 21% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund's investments in foreign securities may also be subject to foreign withholding taxes.

The recent global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE
With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	8.62%	2nd/2009
Worst Quarter	-6.03%	3rd/2011

Average Annual Total Returns — As of December 31, 2012
Average Annual Total Returns Harbor Target Retirement 2010 Fund	One Year	Five Years	Ten Years	Life of Fund	inception date
Institutional Class	11.43%			10.18%	Jan 2, 2009
Institutional Class After Taxes on Distributions	9.17%			7.47%	Jan 2, 2009
Institutional Class After Taxes on Distributions and Sale of Fund Shares	7.95%			7.26%	Jan 2, 2009
Administrative Class	11.33%			10.16%	Jan 2, 2009
Investor Class	11.33%			10.16%	Jan 2, 2009
Russell 3000�� (reflects no deduction for fees, expenses or taxes)	16.42%			15.26%
MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)	17.32%			9.99%
Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes)	4.22%			6.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Harbor Target Retirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Target Retirement 2010 Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 36%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors who have retired and left the workforce in 2010 (the target year) or within a few years thereof and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2010, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

■ Fixed Income	73%
■ Domestic Equity & Commodity	13%
■ International and Global Equity	9%
■ Short Term	5%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect bond holdings (approximately 73% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities. The Fund's indirect short-term investments consist of high-quality, short-term money market instruments.

		The Fund's indirect stock holdings (approximately 22% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: For equity securities, markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 73% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising rates.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. Default risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 21% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund's investments in foreign securities may also be subject to foreign withholding taxes.

The recent global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE
With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	8.62%	2nd/2009
Worst Quarter	-6.03%	3rd/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Harbor Target Retirement 2010 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%	[2]
One Year	rr_ExpenseExampleYear01	61
Three Years	rr_ExpenseExampleYear03	192
Five Years	rr_ExpenseExampleYear05	335
Ten Years	rr_ExpenseExampleYear10	750
2009	rr_AnnualReturn2009	17.54%
2010	rr_AnnualReturn2010	10.03%
2011	rr_AnnualReturn2011	2.24%
2012	rr_AnnualReturn2012	11.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.03%)
One Year	rr_AverageAnnualReturnYear01	11.43%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	10.18%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2010 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[2]
One Year	rr_ExpenseExampleYear01	87
Three Years	rr_ExpenseExampleYear03	271
Five Years	rr_ExpenseExampleYear05	471
Ten Years	rr_ExpenseExampleYear10	1,049
One Year	rr_AverageAnnualReturnYear01	11.33%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	10.16%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2010 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[2]
One Year	rr_ExpenseExampleYear01	99
Three Years	rr_ExpenseExampleYear03	309
Five Years	rr_ExpenseExampleYear05	536
Ten Years	rr_ExpenseExampleYear10	1,190
One Year	rr_AverageAnnualReturnYear01	11.33%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	10.16%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2010 Fund | After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.17%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	7.47%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2010 Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.95%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	7.26%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2010 Fund | Russell 3000�� (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	15.26%
Harbor Target Retirement 2010 Fund | MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.32%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	9.99%
Harbor Target Retirement 2010 Fund | Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.22%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	6.13%

[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 51 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Harbor Target Retirement 2015 Fund
Harbor Target Retirement 2015 Fund Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Harbor Target Retirement 2015 Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		none	none	none
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses		none	none	0.12%
Acquired Fund Fees and Expenses	[1]	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	[2]	0.64%	0.89%	1.01%
[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 51 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Harbor Target Retirement 2015 Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional	65	205	357	798
Administrative	91	284	493	1,096
Investor	103	322	558	1,236

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover in the most recent fiscal year was 50%.
Principal Investment Strategy
The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2015 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2015, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

■ Fixed Income	63%
■ Domestic Equity & Commodity	19%
■ International and Global Equity	14%
■ Short Term	4%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect bond holdings (approximately 63% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities. The Fund's indirect short-term investments consist of high-quality, short-term money market instruments.

The Fund's indirect stock holdings (approximately 33% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.
Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: For equity securities, markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 63% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund's exposure to risks associated with rising rates.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. Default risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 31% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund's investments in foreign securities may also be subject to foreign withholding taxes.

The recent global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE
With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	9.82%	2nd/2009
Worst Quarter	-7.82%	3rd/2011

Average Annual Total Returns — As of December 31, 2012
Average Annual Total Returns Harbor Target Retirement 2015 Fund	One Year	Five Years	Ten Years	Life of Fund	inception date
Institutional Class	12.31%			10.89%	Jan 2, 2009
Institutional Class After Taxes on Distributions	10.71%			8.48%	Jan 2, 2009
Institutional Class After Taxes on Distributions and Sale of Fund Shares	8.17%			8.10%	Jan 2, 2009
Administrative Class	12.42%			10.89%	Jan 2, 2009
Investor Class	12.42%			10.89%	Jan 2, 2009
Russell 3000�� (reflects no deduction for fees, expenses or taxes)	16.42%			15.26%
MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)	17.32%			9.99%
Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes)	4.22%			6.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Harbor Target Retirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Target Retirement 2015 Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover in the most recent fiscal year was 50%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2015 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2015, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

■ Fixed Income	63%
■ Domestic Equity & Commodity	19%
■ International and Global Equity	14%
■ Short Term	4%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect bond holdings (approximately 63% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities. The Fund's indirect short-term investments consist of high-quality, short-term money market instruments.

		The Fund's indirect stock holdings (approximately 33% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: For equity securities, markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 63% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund's exposure to risks associated with rising rates.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. Default risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 31% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund's investments in foreign securities may also be subject to foreign withholding taxes.

The recent global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE
With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	9.82%	2nd/2009
Worst Quarter	-7.82%	3rd/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Harbor Target Retirement 2015 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%	[2]
One Year	rr_ExpenseExampleYear01	65
Three Years	rr_ExpenseExampleYear03	205
Five Years	rr_ExpenseExampleYear05	357
Ten Years	rr_ExpenseExampleYear10	798
2009	rr_AnnualReturn2009	19.82%
2010	rr_AnnualReturn2010	11.12%
2011	rr_AnnualReturn2011	1.10%
2012	rr_AnnualReturn2012	12.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.82%)
One Year	rr_AverageAnnualReturnYear01	12.31%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	10.89%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2015 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%	[2]
One Year	rr_ExpenseExampleYear01	91
Three Years	rr_ExpenseExampleYear03	284
Five Years	rr_ExpenseExampleYear05	493
Ten Years	rr_ExpenseExampleYear10	1,096
One Year	rr_AverageAnnualReturnYear01	12.42%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	10.89%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2015 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[2]
One Year	rr_ExpenseExampleYear01	103
Three Years	rr_ExpenseExampleYear03	322
Five Years	rr_ExpenseExampleYear05	558
Ten Years	rr_ExpenseExampleYear10	1,236
One Year	rr_AverageAnnualReturnYear01	12.42%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	10.89%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2015 Fund | After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.71%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	8.48%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2015 Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.17%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	8.10%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2015 Fund | Russell 3000�� (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	15.26%
Harbor Target Retirement 2015 Fund | MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.32%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	9.99%
Harbor Target Retirement 2015 Fund | Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.22%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	6.13%

[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 51 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Harbor Target Retirement 2020 Fund
Harbor Target Retirement 2020 Fund Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Harbor Target Retirement 2020 Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		none	none	none
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses		none	none	0.12%
Acquired Fund Fees and Expenses	[1]	0.67%	0.67%	0.67%
Total Annual Fund Operating Expenses	[2]	0.67%	0.92%	1.04%
[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 51 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Harbor Target Retirement 2020 Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional	68	214	373	835
Administrative	94	293	509	1,131
Investor	106	331	574	1,271

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 22%.
Principal Investment Strategy
The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2020 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2020, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

■ Fixed Income	61%
■ Domestic Equity & Commodity	22%
■ International and Global Equity	17%
■ Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect bond holdings (approximately 61% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities. The Fund's indirect short-term investments, if any, consist of high-quality, short-term money market instruments.

The Fund's indirect stock holdings (approximately 39% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.
Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: For equity securities, markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 61% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund's exposure to risks associated with rising rates.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. Default risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 36% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund's investments in foreign securities may also be subject to foreign withholding taxes.

The recent global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE
With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	11.06%	2nd/2009
Worst Quarter	-8.96%	3rd/2011

Average Annual Total Returns — As of December 31, 2012
Average Annual Total Returns Harbor Target Retirement 2020 Fund	One Year	Five Years	Ten Years	Life of Fund	inception date
Institutional Class	13.06%			11.53%	Jan 2, 2009
Institutional Class After Taxes on Distributions	11.27%			8.56%	Jan 2, 2009
Institutional Class After Taxes on Distributions and Sale of Fund Shares	8.90%			8.54%	Jan 2, 2009
Administrative Class	13.07%			11.51%	Jan 2, 2009
Investor Class	13.07%			11.51%	Jan 2, 2009
Russell 3000�� (reflects no deduction for fees, expenses or taxes)	16.42%			15.26%
MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)	17.32%			9.99%
Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes)	4.22%			6.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Harbor Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Target Retirement 2020 Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 22%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2020 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2020, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

■ Fixed Income	61%
■ Domestic Equity & Commodity	22%
■ International and Global Equity	17%
■ Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect bond holdings (approximately 61% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities. The Fund's indirect short-term investments, if any, consist of high-quality, short-term money market instruments.

		The Fund's indirect stock holdings (approximately 39% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: For equity securities, markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 61% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund's exposure to risks associated with rising rates.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. Default risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 36% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund's investments in foreign securities may also be subject to foreign withholding taxes.

The recent global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE
With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	11.06%	2nd/2009
Worst Quarter	-8.96%	3rd/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Harbor Target Retirement 2020 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%	[2]
One Year	rr_ExpenseExampleYear01	68
Three Years	rr_ExpenseExampleYear03	214
Five Years	rr_ExpenseExampleYear05	373
Ten Years	rr_ExpenseExampleYear10	835
2009	rr_AnnualReturn2009	21.67%
2010	rr_AnnualReturn2010	11.91%
2011	rr_AnnualReturn2011	0.49%
2012	rr_AnnualReturn2012	13.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.96%)
One Year	rr_AverageAnnualReturnYear01	13.06%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	11.53%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2020 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[2]
One Year	rr_ExpenseExampleYear01	94
Three Years	rr_ExpenseExampleYear03	293
Five Years	rr_ExpenseExampleYear05	509
Ten Years	rr_ExpenseExampleYear10	1,131
One Year	rr_AverageAnnualReturnYear01	13.07%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	11.51%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2020 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[2]
One Year	rr_ExpenseExampleYear01	106
Three Years	rr_ExpenseExampleYear03	331
Five Years	rr_ExpenseExampleYear05	574
Ten Years	rr_ExpenseExampleYear10	1,271
One Year	rr_AverageAnnualReturnYear01	13.07%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	11.51%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2020 Fund | After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.27%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	8.56%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2020 Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.90%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	8.54%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2020 Fund | Russell 3000�� (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	15.26%
Harbor Target Retirement 2020 Fund | MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.32%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	9.99%
Harbor Target Retirement 2020 Fund | Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.22%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	6.13%

[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 51 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Harbor Target Retirement 2025 Fund
Harbor Target Retirement 2025 Fund Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Harbor Target Retirement 2025 Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		none	none	none
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses		none	none	0.12%
Acquired Fund Fees and Expenses	[1]	0.69%	0.69%	0.69%
Total Annual Fund Operating Expenses	[2]	0.69%	0.94%	1.06%
[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 51 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Harbor Target Retirement 2025 Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional	70	221	384	859
Administrative	96	300	520	1,155
Investor	108	337	585	1,294

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 30%.
Principal Investment Strategy
The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2025 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2025, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

■ Fixed Income	54%
■ Domestic Equity & Commodity	27%
■ International and Global Equity	19%
■ Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect bond holdings (approximately 54% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities. The Fund's indirect short-term investments, if any, consist of high-quality, short-term money market instruments.

The Fund's indirect stock holdings (approximately 46% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.

The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.
Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: For equity securities, markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 54% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund's exposure to risks associated with rising rates.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. Default risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 42% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund's investments in foreign securities may also be subject to foreign withholding taxes.

The recent global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE
With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	13.07%	2nd/2009
Worst Quarter	-10.86%	3rd/2011

Average Annual Total Returns — As of December 31, 2012
Average Annual Total Returns Harbor Target Retirement 2025 Fund	One Year	Five Years	Ten Years	Life of Fund	inception date
Institutional Class	13.75%			12.09%	Jan 2, 2009
Institutional Class After Taxes on Distributions	12.13%			10.20%	Jan 2, 2009
Institutional Class After Taxes on Distributions and Sale of Fund Shares	9.25%			9.49%	Jan 2, 2009
Administrative Class	13.75%			12.09%	Jan 2, 2009
Investor Class	13.75%			12.09%	Jan 2, 2009
Russell 3000�� (reflects no deduction for fees, expenses or taxes)	16.42%			15.26%
MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)	17.32%			9.99%
Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes)	4.22%			6.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Harbor Target Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Target Retirement 2025 Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 30%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2025 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2025, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

■ Fixed Income	54%
■ Domestic Equity & Commodity	27%
■ International and Global Equity	19%
■ Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect bond holdings (approximately 54% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities. The Fund's indirect short-term investments, if any, consist of high-quality, short-term money market instruments.

The Fund's indirect stock holdings (approximately 46% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.

		The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: For equity securities, markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 54% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund's exposure to risks associated with rising rates.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. Default risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 42% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund's investments in foreign securities may also be subject to foreign withholding taxes.

The recent global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE
With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	13.07%	2nd/2009
Worst Quarter	-10.86%	3rd/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Harbor Target Retirement 2025 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%	[2]
One Year	rr_ExpenseExampleYear01	70
Three Years	rr_ExpenseExampleYear03	221
Five Years	rr_ExpenseExampleYear05	384
Ten Years	rr_ExpenseExampleYear10	859
2009	rr_AnnualReturn2009	24.09%
2010	rr_AnnualReturn2010	13.05%
2011	rr_AnnualReturn2011	(1.09%)
2012	rr_AnnualReturn2012	13.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.86%)
One Year	rr_AverageAnnualReturnYear01	13.75%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	12.09%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2025 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%	[2]
One Year	rr_ExpenseExampleYear01	96
Three Years	rr_ExpenseExampleYear03	300
Five Years	rr_ExpenseExampleYear05	520
Ten Years	rr_ExpenseExampleYear10	1,155
One Year	rr_AverageAnnualReturnYear01	13.75%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	12.09%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2025 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[2]
One Year	rr_ExpenseExampleYear01	108
Three Years	rr_ExpenseExampleYear03	337
Five Years	rr_ExpenseExampleYear05	585
Ten Years	rr_ExpenseExampleYear10	1,294
One Year	rr_AverageAnnualReturnYear01	13.75%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	12.09%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2025 Fund | After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.13%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	10.20%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2025 Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.25%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	9.49%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2025 Fund | Russell 3000�� (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	15.26%
Harbor Target Retirement 2025 Fund | MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.32%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	9.99%
Harbor Target Retirement 2025 Fund | Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.22%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	6.13%

[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 51 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Harbor Target Retirement 2030 Fund
Harbor Target Retirement 2030 Fund Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Harbor Target Retirement 2030 Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		none	none	none
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses		none	none	0.12%
Acquired Fund Fees and Expenses	[1]	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses	[2]	0.72%	0.97%	1.09%
[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 51 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Harbor Target Retirement 2030 Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional	74	230	401	894
Administrative	99	309	536	1,190
Investor	111	347	601	1,329

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 27%.
Principal Investment Strategy
The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2030 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2030, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

■ Domestic Equity & Commodity	33%
■ Fixed Income	43%
■ International and Global Equity	24%
■ Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect stock holdings (approximately 57% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

The Fund's indirect bond holdings (approximately 43% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.
Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: For equity securities, markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 52% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund's investments in foreign securities may also be subject to foreign withholding taxes.

The recent global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 43% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund's exposure to risks associated with rising rates.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. Default risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its ability to pay principal.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE
With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	14.81%	2nd/2009
Worst Quarter	-12.69%	3rd/2011

Average Annual Total Returns — As of December 31, 2012
Average Annual Total Returns Harbor Target Retirement 2030 Fund	One Year	Five Years	Ten Years	Life of Fund	inception date
Institutional Class	14.78%			12.68%	Jan 2, 2009
Institutional Class After Taxes on Distributions	12.91%			9.09%	Jan 2, 2009
Institutional Class After Taxes on Distributions and Sale of Fund Shares	10.30%			9.37%	Jan 2, 2009
Administrative Class	14.66%			12.65%	Jan 2, 2009
Investor Class	14.66%			12.65%	Jan 2, 2009
Russell 3000�� (reflects no deduction for fees, expenses or taxes)	16.42%			15.26%
MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)	17.32%			9.99%
Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes)	4.22%			6.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Harbor Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Target Retirement 2030 Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 27%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2030 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2030, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

■ Domestic Equity & Commodity	33%
■ Fixed Income	43%
■ International and Global Equity	24%
■ Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect stock holdings (approximately 57% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

		The Fund's indirect bond holdings (approximately 43% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: For equity securities, markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 52% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund's investments in foreign securities may also be subject to foreign withholding taxes.

The recent global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 43% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund's exposure to risks associated with rising rates.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. Default risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its ability to pay principal.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE
With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	14.81%	2nd/2009
Worst Quarter	-12.69%	3rd/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Harbor Target Retirement 2030 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%	[2]
One Year	rr_ExpenseExampleYear01	74
Three Years	rr_ExpenseExampleYear03	230
Five Years	rr_ExpenseExampleYear05	401
Ten Years	rr_ExpenseExampleYear10	894
2009	rr_AnnualReturn2009	26.21%
2010	rr_AnnualReturn2010	13.86%
2011	rr_AnnualReturn2011	(2.32%)
2012	rr_AnnualReturn2012	14.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.69%)
One Year	rr_AverageAnnualReturnYear01	14.78%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	12.68%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2030 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[2]
One Year	rr_ExpenseExampleYear01	99
Three Years	rr_ExpenseExampleYear03	309
Five Years	rr_ExpenseExampleYear05	536
Ten Years	rr_ExpenseExampleYear10	1,190
One Year	rr_AverageAnnualReturnYear01	14.66%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	12.65%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2030 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[2]
One Year	rr_ExpenseExampleYear01	111
Three Years	rr_ExpenseExampleYear03	347
Five Years	rr_ExpenseExampleYear05	601
Ten Years	rr_ExpenseExampleYear10	1,329
One Year	rr_AverageAnnualReturnYear01	14.66%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	12.65%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2030 Fund | After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.91%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	9.09%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2030 Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.30%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	9.37%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2030 Fund | Russell 3000�� (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	15.26%
Harbor Target Retirement 2030 Fund | MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.32%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	9.99%
Harbor Target Retirement 2030 Fund | Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.22%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	6.13%

[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 51 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Harbor Target Retirement 2035 Fund
Harbor Target Retirement 2035 Fund Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Harbor Target Retirement 2035 Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		none	none	none
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses		none	none	0.12%
Acquired Fund Fees and Expenses	[1]	0.74%	0.74%	0.74%
Total Annual Fund Operating Expenses	[2]	0.74%	0.99%	1.11%
[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 51 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Harbor Target Retirement 2035 Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional	76	237	411	918
Administrative	101	315	547	1,213
Investor	113	353	612	1,352

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 41%.
Principal Investment Strategy
The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2035 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2035, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

■ Domestic Equity & Commodity	39%
■ Fixed Income	33%
■ International and Global Equity	28%
■ Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect stock holdings (approximately 67% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

The Fund's indirect bond holdings (approximately 33% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.
Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: For equity securities, markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 62% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund's investments in foreign securities may also be subject to foreign withholding taxes.

The recent global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 33% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund's exposure to risks associated with rising rates.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. Default risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE
With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	16.28%	2nd/2009
Worst Quarter	-14.49%	3rd/2011

Average Annual Total Returns — As of December 31, 2012
Average Annual Total Returns Harbor Target Retirement 2035 Fund	One Year	Five Years	Ten Years	Life of Fund	inception date
Institutional Class	15.61%			12.94%	Jan 2, 2009
Institutional Class After Taxes on Distributions	14.07%			11.27%	Jan 2, 2009
Institutional Class After Taxes on Distributions and Sale of Fund Shares	10.61%			10.46%	Jan 2, 2009
Administrative Class	15.71%			12.94%	Jan 2, 2009
Investor Class	15.71%			12.94%	Jan 2, 2009
Russell 3000�� (reflects no deduction for fees, expenses or taxes)	16.42%			15.26%
MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)	17.32%			9.99%
Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes)	4.22%			6.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Harbor Target Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Target Retirement 2035 Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 41%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2035 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2035, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

■ Domestic Equity & Commodity	39%
■ Fixed Income	33%
■ International and Global Equity	28%
■ Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect stock holdings (approximately 67% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

		The Fund's indirect bond holdings (approximately 33% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: For equity securities, markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 62% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund's investments in foreign securities may also be subject to foreign withholding taxes.

The recent global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 33% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund's exposure to risks associated with rising rates.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. Default risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE
With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	16.28%	2nd/2009
Worst Quarter	-14.49%	3rd/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Harbor Target Retirement 2035 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[2]
One Year	rr_ExpenseExampleYear01	76
Three Years	rr_ExpenseExampleYear03	237
Five Years	rr_ExpenseExampleYear05	411
Ten Years	rr_ExpenseExampleYear10	918
2009	rr_AnnualReturn2009	27.27%
2010	rr_AnnualReturn2010	14.27%
2011	rr_AnnualReturn2011	(3.27%)
2012	rr_AnnualReturn2012	15.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.49%)
One Year	rr_AverageAnnualReturnYear01	15.61%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	12.94%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2035 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[2]
One Year	rr_ExpenseExampleYear01	101
Three Years	rr_ExpenseExampleYear03	315
Five Years	rr_ExpenseExampleYear05	547
Ten Years	rr_ExpenseExampleYear10	1,213
One Year	rr_AverageAnnualReturnYear01	15.71%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	12.94%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2035 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[2]
One Year	rr_ExpenseExampleYear01	113
Three Years	rr_ExpenseExampleYear03	353
Five Years	rr_ExpenseExampleYear05	612
Ten Years	rr_ExpenseExampleYear10	1,352
One Year	rr_AverageAnnualReturnYear01	15.71%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	12.94%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2035 Fund | After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.07%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	11.27%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2035 Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.61%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	10.46%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2035 Fund | Russell 3000�� (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	15.26%
Harbor Target Retirement 2035 Fund | MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.32%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	9.99%
Harbor Target Retirement 2035 Fund | Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.22%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	6.13%

[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 51 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Harbor Target Retirement 2040 Fund
Harbor Target Retirement 2040 Fund Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Harbor Target Retirement 2040 Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		none	none	none
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses		none	none	0.12%
Acquired Fund Fees and Expenses	[1]	0.77%	0.77%	0.77%
Total Annual Fund Operating Expenses	[2]	0.77%	1.02%	1.14%
[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 51 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Harbor Target Retirement 2040 Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional	79	246	428	954
Administrative	104	325	563	1,248
Investor	116	362	628	1,386

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 27%.
Principal Investment Strategy
The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2040 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2040, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

■ Domestic Equity & Commodity	43%
■ International and Global Equity	33%
■ Fixed Income	24%
■ Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect stock holdings (approximately 76% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

The Fund's indirect bond holdings (approximately 24% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.
Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: For equity securities, markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 72% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund's investments in foreign securities may also be subject to foreign withholding taxes.

The recent global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 24% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund's exposure to risks associated with rising rates.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. Default risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE
With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	17.83%	2nd/2009
Worst Quarter	-16.35%	3rd/2011

Average Annual Total Returns — As of December 31, 2012
Average Annual Total Returns Harbor Target Retirement 2040 Fund	One Year	Five Years	Ten Years	Life of Fund	inception date
Institutional Class	16.55%			13.04%	Jan 2, 2009
Institutional Class After Taxes on Distributions	14.21%			9.07%	Jan 2, 2009
Institutional Class After Taxes on Distributions and Sale of Fund Shares	12.38%			9.54%	Jan 2, 2009
Administrative Class	16.41%			13.04%	Jan 2, 2009
Investor Class	16.41%			13.04%	Jan 2, 2009
Russell 3000�� (reflects no deduction for fees, expenses or taxes)	16.42%			15.26%
MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)	17.32%			9.99%
Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes)	4.22%			6.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Harbor Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Target Retirement 2040 Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 27%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2040 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2040, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

■ Domestic Equity & Commodity	43%
■ International and Global Equity	33%
■ Fixed Income	24%
■ Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect stock holdings (approximately 76% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

		The Fund's indirect bond holdings (approximately 24% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: For equity securities, markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 72% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund's investments in foreign securities may also be subject to foreign withholding taxes.

The recent global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 24% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund's exposure to risks associated with rising rates.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. Default risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE
With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	17.83%	2nd/2009
Worst Quarter	-16.35%	3rd/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Harbor Target Retirement 2040 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[2]
One Year	rr_ExpenseExampleYear01	79
Three Years	rr_ExpenseExampleYear03	246
Five Years	rr_ExpenseExampleYear05	428
Ten Years	rr_ExpenseExampleYear10	954
2009	rr_AnnualReturn2009	28.26%
2010	rr_AnnualReturn2010	14.78%
2011	rr_AnnualReturn2011	(4.87%)
2012	rr_AnnualReturn2012	16.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.35%)
One Year	rr_AverageAnnualReturnYear01	16.55%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	13.04%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2040 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[2]
One Year	rr_ExpenseExampleYear01	104
Three Years	rr_ExpenseExampleYear03	325
Five Years	rr_ExpenseExampleYear05	563
Ten Years	rr_ExpenseExampleYear10	1,248
One Year	rr_AverageAnnualReturnYear01	16.41%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	13.04%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2040 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[2]
One Year	rr_ExpenseExampleYear01	116
Three Years	rr_ExpenseExampleYear03	362
Five Years	rr_ExpenseExampleYear05	628
Ten Years	rr_ExpenseExampleYear10	1,386
One Year	rr_AverageAnnualReturnYear01	16.41%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	13.04%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2040 Fund | After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.21%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	9.07%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2040 Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.38%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	9.54%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2040 Fund | Russell 3000�� (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	15.26%
Harbor Target Retirement 2040 Fund | MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.32%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	9.99%
Harbor Target Retirement 2040 Fund | Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.22%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	6.13%

[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 51 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Harbor Target Retirement 2045 Fund
Harbor Target Retirement 2045 Fund Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Harbor Target Retirement 2045 Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		none	none	none
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses		none	none	0.12%
Acquired Fund Fees and Expenses	[1]	0.79%	0.79%	0.79%
Total Annual Fund Operating Expenses	[2]	0.79%	1.04%	1.16%
[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 51 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Harbor Target Retirement 2045 Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional	81	252	439	978
Administrative	106	331	574	1,271
Investor	118	368	638	1,409

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 16%.
Principal Investment Strategy
The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2045 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2045, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

■ Domestic Equity & Commodity	48%
■ International and Global Equity	38%
■ Fixed Income	14%
■ Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect stock holdings (approximately 86% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

The Fund's indirect bond holdings (approximately 14% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.
Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: For equity securities, markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 82% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund's investments in foreign securities may also be subject to foreign withholding taxes.

The recent global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 14% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund's exposure to risks associated with rising rates.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. Default risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE
With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	19.06%	2nd/2009
Worst Quarter	-17.99%	3rd/2011

Average Annual Total Returns — As of December 31, 2012
Average Annual Total Returns Harbor Target Retirement 2045 Fund	One Year	Five Years	Ten Years	Life of Fund	inception date
Institutional Class	17.25%			13.03%	Jan 2, 2009
Institutional Class After Taxes on Distributions	16.10%			11.38%	Jan 2, 2009
Institutional Class After Taxes on Distributions and Sale of Fund Shares	11.45%			10.64%	Jan 2, 2009
Administrative Class	17.25%			13.03%	Jan 2, 2009
Investor Class	17.25%			13.03%	Jan 2, 2009
Russell 3000�� (reflects no deduction for fees, expenses or taxes)	16.42%			15.26%
MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)	17.32%			9.99%
Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes)	4.22%			6.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Harbor Target Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Target Retirement 2045 Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 16%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2045 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2045, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

■ Domestic Equity & Commodity	48%
■ International and Global Equity	38%
■ Fixed Income	14%
■ Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect stock holdings (approximately 86% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

		The Fund's indirect bond holdings (approximately 14% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: For equity securities, markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 82% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund's investments in foreign securities may also be subject to foreign withholding taxes.

The recent global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 14% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund's exposure to risks associated with rising rates.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. Default risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE
With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	19.06%	2nd/2009
Worst Quarter	-17.99%	3rd/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Harbor Target Retirement 2045 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[2]
One Year	rr_ExpenseExampleYear01	81
Three Years	rr_ExpenseExampleYear03	252
Five Years	rr_ExpenseExampleYear05	439
Ten Years	rr_ExpenseExampleYear10	978
2009	rr_AnnualReturn2009	28.75%
2010	rr_AnnualReturn2010	15.03%
2011	rr_AnnualReturn2011	(6.04%)
2012	rr_AnnualReturn2012	17.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.99%)
One Year	rr_AverageAnnualReturnYear01	17.25%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	13.03%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2045 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[2]
One Year	rr_ExpenseExampleYear01	106
Three Years	rr_ExpenseExampleYear03	331
Five Years	rr_ExpenseExampleYear05	574
Ten Years	rr_ExpenseExampleYear10	1,271
One Year	rr_AverageAnnualReturnYear01	17.25%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	13.03%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2045 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[2]
One Year	rr_ExpenseExampleYear01	118
Three Years	rr_ExpenseExampleYear03	368
Five Years	rr_ExpenseExampleYear05	638
Ten Years	rr_ExpenseExampleYear10	1,409
One Year	rr_AverageAnnualReturnYear01	17.25%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	13.03%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2045 Fund | After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.10%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	11.38%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2045 Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.45%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	10.64%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2045 Fund | Russell 3000�� (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	15.26%
Harbor Target Retirement 2045 Fund | MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.32%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	9.99%
Harbor Target Retirement 2045 Fund | Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.22%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	6.13%

[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 51 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Harbor Target Retirement 2050 Fund
Harbor Target Retirement 2050 Fund Fund Summary
Investment Objective
The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Harbor Target Retirement 2050 Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		none	none	none
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses		none	none	0.12%
Acquired Fund Fees and Expenses	[1]	0.80%	0.80%	0.80%
Total Annual Fund Operating Expenses	[2]	0.80%	1.05%	1.17%
[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 51 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Harbor Target Retirement 2050 Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional	82	255	444	990
Administrative	107	334	579	1,283
Investor	119	372	644	1,420

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 21%.
Principal Investment Strategy
The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2050 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2050, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

■ Domestic Equity & Commodity	52%
■ International and Global Equity	41%
■ Fixed Income	7%
■ Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect stock holdings (approximately 93% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

The Fund's indirect bond holdings (approximately 7% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.
Principal Risks
The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: For equity securities, markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 90% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund's investments in foreign securities may also be subject to foreign withholding taxes.

The recent global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 7% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund's exposure to risks associated with rising rates.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. Default risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE
With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	19.06%	2nd/2009
Worst Quarter	-18.73%	3rd/2011

Average Annual Total Returns — As of December 31, 2012
Average Annual Total Returns Harbor Target Retirement 2050 Fund	One Year	Five Years	Ten Years	Life of Fund	inception date
Institutional Class	17.74%			12.99%	Jan 2, 2009
Institutional Class After Taxes on Distributions	15.33%			9.96%	Jan 2, 2009
Institutional Class After Taxes on Distributions and Sale of Fund Shares	13.51%			10.15%	Jan 2, 2009
Administrative Class	17.85%			13.01%	Jan 2, 2009
Investor Class	17.72%			13.01%	Jan 2, 2009
Russell 3000�� (reflects no deduction for fees, expenses or taxes)	16.42%			15.26%
MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)	17.32%			9.99%
Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes)	4.22%			6.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Harbor Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Target Retirement 2050 Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 21%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2050 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2050, the Fund's asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund's assets are currently allocated among the following asset classes:

■ Domestic Equity & Commodity	52%
■ International and Global Equity	41%
■ Fixed Income	7%
■ Short Term	0%

See "The Funds' Investments" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund's shareholders. Accordingly, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect stock holdings (approximately 93% of the Fund's assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund's indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

		The Fund's indirect bond holdings (approximately 7% of the Fund's assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: For equity securities, markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock. For fixed income securities, adverse economic conditions increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 90% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund's investments in foreign securities may also be subject to foreign withholding taxes.

The recent global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 7% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund's exposure to risks associated with rising rates.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. Default risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE
With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	19.06%	2nd/2009
Worst Quarter	-18.73%	3rd/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.
Harbor Target Retirement 2050 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[2]
One Year	rr_ExpenseExampleYear01	82
Three Years	rr_ExpenseExampleYear03	255
Five Years	rr_ExpenseExampleYear05	444
Ten Years	rr_ExpenseExampleYear10	990
2009	rr_AnnualReturn2009	28.67%
2010	rr_AnnualReturn2010	15.04%
2011	rr_AnnualReturn2011	(6.50%)
2012	rr_AnnualReturn2012	17.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.73%)
One Year	rr_AverageAnnualReturnYear01	17.74%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	12.99%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2050 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[2]
One Year	rr_ExpenseExampleYear01	107
Three Years	rr_ExpenseExampleYear03	334
Five Years	rr_ExpenseExampleYear05	579
Ten Years	rr_ExpenseExampleYear10	1,283
One Year	rr_AverageAnnualReturnYear01	17.85%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	13.01%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2050 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%	[2]
One Year	rr_ExpenseExampleYear01	119
Three Years	rr_ExpenseExampleYear03	372
Five Years	rr_ExpenseExampleYear05	644
Ten Years	rr_ExpenseExampleYear10	1,420
One Year	rr_AverageAnnualReturnYear01	17.72%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	13.01%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2050 Fund | After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.33%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	9.96%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2050 Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.51%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	10.15%
inception date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Harbor Target Retirement 2050 Fund | Russell 3000�� (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	15.26%
Harbor Target Retirement 2050 Fund | MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.32%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	9.99%
Harbor Target Retirement 2050 Fund | Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.22%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Life of Fund	rr_AverageAnnualReturnSinceInception	6.13%

[1]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See "The Adviser" on page 51 for further details.
[2]	Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Document Creation Date	dei_DocumentCreationDate	Mar 5, 2013